Consolidated Statement of Changes in Equity - CNY (¥) ¥ in Thousands	Total	Share capital [member]	Other reserves [member]	Retained earnings [member]		Total [member]	Non-controlling interests [member]
Beginning Balance at Dec. 31, 2018	¥ 30,462,441	¥ 10,823,814	¥ 4,361,940	¥ 15,160,309		¥ 30,346,063	¥ 116,378
Profit for the year	2,227,165	0	0	2,215,728		2,215,728	11,437
Other comprehensive income	7,449	0	7,449	0		7,449	0
Total comprehensive income for the year	2,234,614	0	7,449	2,215,728		2,223,177	11,437
Dividends proposed and approved	(2,705,952)	0	0	(2,705,952)		(2,705,952)	0
Dividends paid by subsidiaries to non-controlling interests	(3,266)	0	0	0		0	(3,266)
Appropriation of safety production fund	0	0	2	(2)		0	0
Non-controlling interests of disposed subsidiary	6,011	0	0	0		0	6,011
Ending Balance at Dec. 31, 2019	29,993,848	10,823,814	4,369,391	14,670,083		29,863,288	130,560
Profit for the year	656,398	0	0	645,072		645,072	11,326
Other comprehensive income	(11,512)	0	(11,512)	0		(11,512)	0
Total comprehensive income for the year	644,886	0	(11,512)	645,072		633,560	11,326
Dividends proposed and approved	(1,298,858)	0	0	(1,298,858)		(1,298,858)	0
Dividends paid by subsidiaries to non-controlling interests	(4,901)	0	0	0		0	(4,901)
Appropriation of safety production fund	0	0	88,460	(88,460)	[1]	0	0
Ending Balance at Dec. 31, 2020	29,334,975	10,823,814	4,446,339	13,927,837		29,197,990	136,985
Profit for the year	2,076,606	0	0	2,073,431		2,073,431	3,175
Other comprehensive income	141,798	0	141,798	0		141,798	0
Total comprehensive income for the year	2,218,404	0	141,798	2,073,431		2,215,229	3,175
Dividends proposed and approved	(1,082,381)	0	0	(1,082,381)		(1,082,381)	0
Transfer to other reserves	0	0	2,498,808	(2,498,808)		0	0
Amounts transferred from hedging reserve to initial carrying amount of hedged items	(88,699)	0	(88,699)	0		(88,699)	0
Dividends paid by subsidiaries to non-controlling interests	(4,901)	0	0	0		0	(4,901)
Appropriation of safety production fund	0	0	40,729	(40,729)	[1]	0	0
Ending Balance at Dec. 31, 2021	¥ 30,377,398	¥ 10,823,814	¥ 7,038,975	¥ 12,379,350		¥ 30,242,139	¥ 135,259

[1]	According to the Company’s Articles of Association, the reserve available for distribution is the lower of the amount determined under China Accounting Standards for Business Enterprises and the amount determined under IFRS.